Other gains/(losses) net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other gains/(losses) net [Abstract]
Other gains	¥ (20,812)	¥ (1,139)	¥ 8,420
Other losses offset by rental income	¥ 400